Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	SCT Total for PEO ($) (b)	PEO CAP ($)(1) (c)	Average SCT Total for Other NEOs ($) (d)	Average CAP for Other NEOs ($)(2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ millions) (h)	Non-GAAP Operating Income ($ millions)(4) (i)
					Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($)(3) (g)
2023	10,235,151	2,761,305	2,172,388	1,246,283	89.51	35.76	313.8	1,010.0
2022	8,613,762	2,215,482	1,700,867	977,421	116.55	72.41	435.0	884.1
2021	15,087,737	32,933,201	2,536,544	3,868,727	158.10	121.30	405.6	733.7

Peer Group Issuers, Footnote	The peer group total shareholder return in this column reflects the peer group comprised of our core CX solutions competitors that are publicly traded companies, as set forth in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended November 30, 2023.
PEO Total Compensation Amount	$ 10,235,151	$ 8,613,762	$ 15,087,737
PEO Actually Paid Compensation Amount	$ 2,761,305	2,215,482	32,933,201
Adjustment To PEO Compensation, Footnote	The PEO CAP for each year was determined in accordance with Item 402(v) of Regulation S-K by making the following adjustments to the SCT Totals:

	Amounts Deducted from SCT Total		Amounts Added to SCT Total				Net Adjustment ($)
	Grant Date Fair Value of Stock Awards ($)	Grant Date Fair Value of Option Awards ($)	Vesting Date Fair Value of Equity Awards Granted and Vested during Fiscal Year ($)	Year-End Fair Value of Equity Awards Granted during Fiscal Year that were Outstanding and Unvested at Year End ($)	Year-over-Year Change in Year-End Fair Value of Equity Awards Granted in any Prior Fiscal Year that were Outstanding and Unvested at Year End ($)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in any Prior Fiscal Year that Vested during Fiscal Year ($)
2023	6,731,789	—	—	3,357,219	(3,680,145)	(419,131)	(7,473,846)
2022	5,952,960	—	—	4,081,079	(4,455,458)	(70,941)	(6,398,280)
2021	10,549,966	999,988	619,398	16,040,965	4,839,758	7,895,297	17,845,464

Non-PEO NEO Average Total Compensation Amount	$ 2,172,388	1,700,867	2,536,544
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,246,283	977,421	3,868,727
Adjustment to Non-PEO NEO Compensation Footnote	The average CAP for our Other NEOs was determined in accordance with Item 402(v) of Regulation S-K by making the following adjustments to the Average SCT Totals:

	Amounts Deducted from Average SCT Total			Amounts Added to Average SCT Total					Net Adjustment ($)
	Average Grant Date Fair Value of Stock Awards ($)	Fair Value at Prior Year-End of Equity Awards Forfeited During Fiscal Year ($)	Average Change in Pension Value ($)	Average Vesting Date Fair Value of Equity Awards Granted and Vested during Fiscal Year ($)	Average Year-End Fair Value of Equity Awards Granted during Fiscal Year that were Outstanding and Unvested at Year End ($)	Average Year-over-Year Change in Year-End Fair Value of Equity Awards Granted in any Prior Fiscal Year that were Outstanding and Unvested at Year End ($)	Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in any Prior Fiscal Year that Vested during Fiscal Year ($)	Pension Service Cost ($)
2023	901,975	—	—	—	449,825	(324,998)	(148,957)	—	(926,105)
2022	694,350	—	—	—	476,015	(329,767)	(175,344)	—	(723,446)
2021	1,599,926	26,640	—	587,407	1,294,501	112,712	964,129	—	1,332,183

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 89.51	116.55	158.10
Peer Group Total Shareholder Return Amount	35.76	72.41	121.30
Net Income (Loss)	$ 313,800,000	$ 435,000,000.0	$ 405,600,000
Company Selected Measure Amount	1,010,000,000	884,100,000	733,700,000
PEO Name	Chris Caldwell	Chris Caldwell	Chris Caldwell
Additional 402(v) Disclosure
The table above includes the compensation of the following PEO and Other NEOs for the years shown below:

	PEO	Other NEOs
2023	Chris Caldwell	Andre Valentine, Cormac Twomey, Rick Rosso, and Jane Fogarty
2022	Chris Caldwell	Andre Valentine, Cormac Twomey, Rick Rosso, and Jane Fogarty
2021	Chris Caldwell	Andre Valentine, Cormac Twomey, Rick Rosso, Jane Fogarty, and Steve Richie

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Non-GAAP operating income is operating income, adjusted to exclude acquisition-related and integration expenses, including related restructuring costs, amortization of intangible assets, share-based compensation, and gain on divestitures and related transaction costs. 65% of our NEOs’ SMIP awards for fiscal year 2023 were based on non-GAAP operating income performance for fiscal year 2023. See page 37 of our Annual Report on Form 10-K for the fiscal year ended November 30, 2023 for a reconciliation of non-GAAP operating income to operating income, as reported.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,473,846)	$ (6,398,280)	$ 17,845,464
PEO | Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,731,789)	(5,952,960)	(10,549,966)
PEO | Grant Date Fair Value of Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(999,988)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	619,398
PEO | Year-End Fair Value of Equity Awards Granted during Fiscal Year that were Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,357,219	4,081,079	16,040,965
PEO | Year-over-Year Change in Year-End Fair Value of Equity Awards Granted in any Prior Fiscal Year that were Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,680,145)	(4,455,458)	4,839,758
PEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in any Prior Fiscal Year that Vested during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,131)	(70,941)	7,895,297
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(926,105)	(723,446)	1,332,183
Non-PEO NEO | Average Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(901,975)	(694,350)	(1,599,926)
Non-PEO NEO | Fair Value at Prior Year-End of Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(26,640)
Non-PEO NEO | Average Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Average Vesting Date Fair Value of Equity Awards Granted and Vested during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	587,407
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted during Fiscal Year that were Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	449,825	476,015	1,294,501
Non-PEO NEO | Average Year-over-Year Change in Year-End Fair Value of Equity Awards Granted in any Prior Fiscal Year that were Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(324,998)	(329,767)	112,712
Non-PEO NEO | Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in any Prior Fiscal Year that Vested during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,957)	(175,344)	964,129
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0